FINANCIAL RISK MANAGEMENT - Additional Information (Details) € in Millions, SFr in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 EUR (€)	Jun. 30, 2020 EUR (€)	Jun. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jun. 30, 2019 EUR (€)	Jun. 30, 2019 CHF (SFr)	Dec. 31, 2018 EUR (€)
Disclosure of liquidity risk [line items]
Revolving credit facilities outstanding	€ 281	€ 506
Liquidity value	516	949
Cash and cash equivalents	184	378			€ 213		€ 164
Undrawn facilities	332	571
Secured Pan-U.S. ABL (due 2022)
Disclosure of liquidity risk [line items]
Borrowing base | $			$ 322	$ 375
Secured U.S. DDTL (due 2022)
Disclosure of liquidity risk [line items]
Borrowing base | $			166
French inventory facility
Disclosure of liquidity risk [line items]
Borrowing base	82	€ 78
Forward contract
Disclosure of liquidity risk [line items]
Total nominal amount forward contracts | SFr						SFr 174
Unrealized loss of the net investment hedge	€ 3
Derivative classified as cash flow hedge
Disclosure of liquidity risk [line items]
Nominal amount hedging instrument | $			109	$ 233
Derivative classified as cash flow hedge | Foreign exchange forward contracts
Disclosure of liquidity risk [line items]
Nominal amount hedging instrument | $			$ 255